As filed with the Securities and Exchange Commission on August 4, 2026

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 304	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 306	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Walter Draney, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	On (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Roundhill S&P 500® Target 10,000 2030 ETF, Roundhill Innovation-100 Target 50,000 2030 ETF and Roundhill Dow Target 75,000 2030 ETF

Part B – Statement of Additional Information for Roundhill S&P 500® Target 10,000 2030 ETF, Roundhill Innovation-100 Target 50,000 2030 ETF and Roundhill Dow Target 75,000 2030 ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

PROSPECTUS

Roundhill S&P 500® Target 10,000 2030 ETF (XX)

August 4, 2026

Roundhill S&P 500® Target 10,000 2030 ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). Shares of the Fund (“Fund Shares”) are listed and principally trade on Cboe BZX Exchange, Inc (“Cboe” or the “Exchange”).

The Fund’s investment strategy is different from other investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund. An investment in the Fund is highly speculative and is suitable only for investors that are able to risk a complete loss of investment.

●	The Fund seeks to provide investors who invest in the Fund with the opportunity for substantial investment gains if the Underlying Index (defined below) exceeds Underlying Index Target (defined below) on the Defined Target Date (defined below). Conversely, if the Underlying Index does not exceed the Underlying Index Target on the Defined Target Date, investors will lose substantially all of their investment. As further described below, the performance of the Underlying Index and Underlying Index Target are measured by the performance of the Underlying ETF (defined below) and the Underlying ETF Target (defined below). See “Principal Investment Strategies—Defined Target Period Investment Profile” for additional information.

●	The Fund intends to invest substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an Underlying ETF (defined below). The FLEX Options and the Fund have the following characteristics:

o	“Underlying Index”: S&P 500® Index

o	“Underlying ETF”: ETFs that seek to replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

o	“Underlying Index Target”: 10,000 for the current Defined Target Period

o	“Underlying ETF Target”: Share price of the respective Underlying ETFs that represents the Underlying Index Target

o	“Defined Target Date”: January 10, 2030

o	“Defined Target Period”: August 4, 2026, to the Defined Target Date

●	The Fund is intended for investors who seek a payout profile based on the Underlying Index in the event the Underlying Index exceeds the Underlying Index Target at the Defined Target Date, as measured by the Underlying ETF(s) and Underlying ETF Target(s). The Fund uses FLEX Options that reference the Underlying ETF(s) rather than the Underlying Index, as well as a calculated Underlying ETF Target based on the Underlying Index Target, which may cause different investment returns than those the Fund seeks to provide and may cause the Fund to lose substantially all of its value. Investors should only invest if they understand the Fund’s investment return profile. See "Principal Investment Strategies—Defined Target Period Investment Profile" for additional information.

●	The Fund will be indefinitely offered with a new Defined Target Period tied to the same Underlying Index and Underlying ETFs beginning after the end of each Defined Target Period. Accordingly, the Fund will enter into new FLEX Options to reflect the new Underlying Index Target, Underlying ETF Target and Defined Target Date, and a new Defined Target Period will begin. It is expected that the Underlying Index Target and the accompanying Underlying ETF Target will change from one Defined Target Period to the next.

The returns the Fund seeks to provide are only available at the conclusion of the Defined Target Period. If an investor sells Fund Shares prior to the conclusion of the Defined Target Period, the returns such investor experiences will be significantly different than the sought-after payout profile of the Fund’s holdings. If an investor purchases Fund Shares after the commencement of the Defined Target Period, its returns will differ from those of shareholders who have held for the entirety of the period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, https://www.roundhillinvestments.com/etf/XX, provides, on a daily basis, important Fund information (including Defined Target Period dates and information regarding the level of the Underlying Index relative to the Underlying Index Target, the Underlying ETFs and the Underlying ETFs Target),  as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing Fund Shares, please visit the website. Investors considering purchasing Fund Shares after the Defined Target Period has begun or selling Fund Shares prior to the conclusion of the Defined Target Period should visit the website for information regarding potential investment returns.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ii

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	16
Additional Risks of Investing in the Fund	17
Management of the Fund	26
How to Buy and Sell Shares	28
Dividends, Distributions and Taxes	29
Distributor	32
Net Asset Value	33
Fund Service Providers	33
Premium/Discount Information	33
Investments by Other Investment Companies	34
Disclaimers	34
Financial Highlights	34

Roundhill S&P 500®Target 10,000 2030 ETF

Investment Objective

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

1

Principal Investment Strategies

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the S&P 500® Index (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 10,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: S&P 500® Index

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 10,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

2

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:
3

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 10,000

●	Underlying ETF Target: $1,000

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $50

4

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
6,000	$600	$0	-$50
7,000	$700	$0	-$50
8,000	$800	$0	-$50
9,000	$900	$0	-$50
9,500	$950	$0	-$50
10,000	$1,000	$0	-$50
10,500	$1,050	$50	-$0
11,000	$1,100	$100	$50
11,500	$1,150	$150	$100
12,000	$1,200	$200	$150
12,500	$1,250	$250	$200
13,000	$1,300	$300	$250
14,000	$1,400	$400	$350
15,000	$1,500	$500	$450

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/XX, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

5

Intra-Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Option Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the-money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

6

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Underlying Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 leading U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. The Underlying Index covers approximately 80% of available market capitalization and is rebalanced quarterly in March, June, September and December.

Additional Information About the Underlying ETFs

The Fund’s selection universe of Underlying ETFs that it may utilize as the reference asset for the Target Options currently includes the iShares Core S&P 500 ETF (NYSE Arca: IVV) (“IVV”), State Street® SPDR® Portfolio S&P 500® ETF (NYSE Arca: SPYM) (“SPYM”), State Street® SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (“SPY”) and Vanguard S&P 500 ETF (NYSE Arca: VOO) (“VOO”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on one or more of the Underlying ETFs and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about each Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

7

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of a Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund's investment strategy and the associated risks before investing in the Fund.

8

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

9

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETFs, set forth below.

10

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETFs are not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

11

TRACKING ERROR RISK. The Underlying ETFs are subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

12

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

13

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

14

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

15

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

16

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

17

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/XX and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since August 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/XX.

18

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, or the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.
You should only consider this investment if:		You should not consider this investment if:
●	you fully understand the risks inherent in an investment in the Fund;	●	you do not fully understand the risks inherent in an investment in the Fund;
●	you fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;	●	you do not fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;
●	you desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;	●	you do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;
●	you are willing to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the returns that the Fund seeks to provide;	●	you are unwilling to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the outcomes that the Fund seeks to provide;
●	you fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;	●	you do not fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;
●	you understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.	●	you do not understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.
●	you are willing to accept the risk of losing substantially all of your investment; and	●	you are unwilling to accept the risk of losing substantially all of your entire investment; and
●	you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.	●	you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

20

Additional Information Regarding the Underlying ETFs

The Fund’s selection universe of Underlying ETFs which may serve as the reference asset for the Target Options currently includes IVV, SPYM, SPY and VOO. This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on one or more of the Underlying ETFs and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Below is additional information regarding each Underlying ETF.

IVV: IVV is an ETF that seeks to track the investment results of the Underlying Index, which measures the performance of the large-capitalization sector of the U.S. equity market. IVV uses an indexing approach to try to achieve its investment objective. IVV generally will invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, shares of money market funds, as well as in securities not included in the Underlying Index. You can find the IVV prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0001100663.

SPYM: SPYM is an ETF that seeks to provide investment results that correspond generally to the total return performance of the Underlying Index, which tracks the performance of large capitalization exchange traded U.S. equity securities. In seeking to track the performance of the Underlying Index, SPYM employs a sampling strategy, which means that it is not required to purchase all of the securities represented in the Underlying Index. SPYM generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Underlying Index, but may also invest in equity securities that are not included in the Underlying Index, as well as in cash and cash equivalents or money market instruments. You can find the SPYM prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0001064642.

SPY: SPY is an ETF that seeks to provide investment results that correspond generally to the price and yield performance of the Underlying Index. SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in SPY substantially corresponding to the weight of such stock in the Underlying Index. You can find the SPY prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0000884394.

21

VOO: VOO is an ETF that seeks to track the performance of the Underlying Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. VOO attempts to replicate the Underlying Index by investing all, or substantially all, of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. You can find the VOO prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0000036405.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund’s investment strategy and the associated risks before investing in the Fund.

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

22

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

23

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETFs, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

24

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETFs are not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETFs are subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

25

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

26

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

27

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

28

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

29

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

30

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

31

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, CFA (Roundhill), William Hershey, CFA (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC) serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.
32

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

33

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.99% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including sub-advisory fees, the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

34

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

35

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you unless the distribution exceeds a shareholder’s basis in the Fund Shares; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

36

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

37

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

38

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of the Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

39

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/XX.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Disclaimers

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Roundhill Investments, Inc. (“Licensee”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. It is not possible to invest directly in an index. Licensee’s “Roundhill S&P 500 0DTE Covered Call Strategy ETF” (the “ETF”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the ETF. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the ETF into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

40

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

41

Roundhill S&P 500® Target 10,000 2030 ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/XX or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Innovation-100 Target 50,000 2030 ETF (QQ)

August 4, 2026

Roundhill Innovation-100 Target 50,000 2030 ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). Shares of the Fund (“Fund Shares”) are listed and principally trade on ____ (“____” or the “Exchange”).

The Fund’s investment strategy is different from other investment products, and the Fund may be unsuitable for some investors. It is important that investors understand the Fund’s investment strategy before making an investment in the Fund. An investment in the Fund is highly speculative and is suitable only for investors that are able to risk a complete loss of investment.

●	The Fund seeks to provide investors who invest in the Fund with the opportunity for substantial investment gains if the Underlying Index (defined below) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below). Conversely, if the Underlying Index does not exceed the Underlying Index Target on the Defined Target Date, investors will lose substantially all of their investment. As further described below, the performance of the Underlying Index and Underlying Index Target are measured by the performance of the Underlying ETF (defined below) and the Underlying ETF Target (defined below). See “Principal Investment Strategies—Defined Target Period Investment Profile” for additional information.

●	The Fund intends to invest substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an Underlying ETF (defined below). The FLEX Options and the Fund have the following characteristics:

o	“Underlying Index”: Nasdaq-100® Index

o	“Underlying ETF”: ETFs that seek to replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

o	“Underlying Index Target”: 50,000 for the current Defined Target Period

o	“Underlying ETF Target”: Share price of the respective Underlying ETFs that represents the Underlying Index Target

o	“Defined Target Date”: January 10, 2030

o	“Defined Target Period”: August 4, 2026, to the Defined Target Date

●	The Fund is intended for investors who seek a payout profile based on the Underlying Index in the event the Underlying Index exceeds the Underlying Index Target at the Defined Target Date, as measured by the Underlying ETF(s) and Underlying ETF Target(s). The Fund uses FLEX Options that reference the Underlying ETF(s) rather than the Underlying Index, as well as a calculated Underlying ETF Target based on the Underlying Index Target, which may cause different investment returns than those the Fund seeks to provide and may cause the Fund to lose substantially all of its value. Investors should only invest if they understand the Fund’s investment return profile. See “Principal Investment Strategies—Defined Target Period Investment Profile” for additional information.

●	The Fund will be indefinitely offered with a new Defined Target Period tied to the same Underlying Index and Underlying ETFs beginning after the end of each Defined Target Period. Accordingly, the Fund will enter into new FLEX Options to reflect the new Underlying Index Target, Underlying ETF Target and Defined Target Date, and a new Defined Target Period will begin. It is expected that the Underlying Index Target and the accompanying Underlying ETF Target will change from one Defined Target Period to the next.

The returns the Fund seeks to provide are only available at the conclusion of the Defined Target Period. If an investor sells Fund Shares prior to the conclusion of the Defined Target Period, the returns such investor experiences will be significantly different than the sought-after payout profile of the Fund’s holdings. If an investor purchases Fund Shares after the commencement of the Defined Target Period, its returns will differ from those of shareholders who have held for the entirety of the period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, https://www.roundhillinvestments.com/etf/QQ, provides, on a daily basis, important Fund information (including Defined Target Period dates and information regarding the level of Underlying Index relative to the Underlying Index Target, the Underlying ETFs and the Underlying ETFs Target),  as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing Fund Shares, please visit the website. Investors considering purchasing Fund Shares after the Defined Target Period has begun or selling Fund Shares prior to the conclusion of the Defined Target Period should visit the website for information regarding potential investment returns.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ii

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	20
Additional Risks of Investing in the Fund	21
Management of the Fund	31
How to Buy and Sell Shares	34
Dividends, Distributions and Taxes	34
Distributor	38
Net Asset Value	38
Fund Service Providers	38
Premium/Discount Information	38
Investments by Other Investment Companies	39
Financial Highlights	39

Roundhill Innovation-100 Target 50,000 2030 ETF

Investment Objective

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

1

Principal Investment Strategies

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the Nasdaq-100® Index (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 50,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: Nasdaq-100® Index

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 50,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

2

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or
3

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 50,000

●	Underlying ETF Target: $1,215

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $61
4

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
37,500	$911	$0	-$61
40,000	$972	$0	-$61
42,500	$1,033	$0	-$61
45,000	$1,094	$0	-$61
47,500	$1,154	$0	-$61
50,000	$1,215	$0	-$61
52,500	$1,276	$61	$0
55,000	$1,337	$122	$61
57,500	$1,398	$182	$121
60,000	$1,458	$243	$182
62,500	$1,519	$304	$243
65,000	$1,580	$365	$304
67,500	$1,641	$425	$364
70,000	$1,701	$486	$425

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/QQ, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

5

Intra Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Underlying ETF Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore the Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

6

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Nasdaq-100® Index (the “Underlying Index”) is a measure of the performance of 100 domestic and international non-financial companies. The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting. Under this methodology, no component security may exceed 24% of the weight of the Underlying Index.

Additional Information About the Underlying ETFs

The Underlying ETF that the Fund may utilize as the reference asset for the Target Options is the Invesco NASDAQ 100 ETF (Nasdaq: QQQM) (“QQQM”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on the Underlying ETF and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about the Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

7

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of an Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by th Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund’s investment strategy and the associated risks before investing in the Fund.

8

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

9

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETFs, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

10

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETFs are not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETFs are subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

11

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

12

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

13

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

14

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

15

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads in Fund Shares.

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

16

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

17

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/QQ and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since August 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/QQ.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser or the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.
You should only consider this investment if:		You should not consider this investment if:
●	you fully understand the risks inherent in an investment in the Fund;	●	you do not fully understand the risks inherent in an investment in the Fund;
●	you fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;	●	you do not fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;
●	you desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;	●	you do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;
●	you are willing to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the returns that the Fund seeks to provide;	●	you are unwilling to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the outcomes that the Fund seeks to provide;
●	you fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;	●	you do not fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;
●	you understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.	●	you do not understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.
●	you are willing to accept the risk of losing substantially all of your investment; and	●	you are unwilling to accept the risk of losing substantially all of your entire investment; and
●	you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.	●	you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

19

Additional Information Regarding the Underlying ETFs

The Fund’s selection universe of Underlying ETFs which may serve as the reference asset for the Target Options currently includes, but is not limited to, QQQM. This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on one or more of the Underlying ETFs and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Below is additional information regarding each Underlying ETF.

QQQM: QQQM is an ETF that seeks to track the investment results of the Underlying Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. QQQM employs a “full replication” methodology in seeking to track the Underlying Index, meaning that QQQM generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. QQQM generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. You can find the QQQM prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0001378872.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by th Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund’s investment strategy and the associated risks before investing in the Fund.

20

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

21

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETFs, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

22

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETFs are not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETFs are subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

23

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

24

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

25

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on Underlying ETFs that utilize the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

26

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

27

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

28

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

29

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, CFA (Roundhill), William Hershey, CFA (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC) serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.
30

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

31

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.99% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including sub-advisory fees, the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

32

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

33

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you unless the distribution exceeds a shareholder’s basis in the Fund Shares; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

34

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

35

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

36

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of the Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

37

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/QQ.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

38

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

39

Roundhill Innovation-100 Target 50,000 2030 ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/QQ or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Dow Target 75,000 2030 ETF (DJ)

August 4, 2026

Roundhill Dow Target 75,000 2030 ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). Shares of the Fund (“Fund Shares”) are listed and principally trade on ____ (“____” or the “Exchange”).

The Fund’s investment strategy is different from other investment products, and the Fund may be unsuitable for some investors. An investment in the Fund is highly speculative and is suitable only for investors that are able to risk a complete loss of investment.

●	The Fund seeks to provide investors who invest in the Fund with the opportunity for substantial investment gains if the Underlying Index (defined below) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below). Conversely, if the Underlying Index does not exceed the Underlying Index Target on the Defined Target Date, investors will lose substantially all of their investment. As further described below, the performance of the Underlying Index and Underlying Index Target are measured by the performance of the Underlying ETF (defined below) and the Underlying ETF Target (defined below). See “Principal Investment Strategies—Defined Target Period Investment Profile” for additional information.

●	The Fund intends to invest substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference the Underlying ETF (defined below). The FLEX Options and the Fund have the following characteristics:

o	“Underlying Index”: Dow Jones Industrial Average

o	“Underlying ETF”: ETFs that seek to replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

o	“Underlying Index Target”: 75,000 for the current Defined Target Period

o	“Underlying ETF Target”: Share price of the respective Underlying ETFs that represents the Underlying Index Target

o	“Defined Target Date”: January 10, 2030

o	“Defined Target Period”: August 4, 2026, to the Defined Target Date

●	The Fund is intended for investors who seek a payout profile based on the Underlying Index in the event the Underlying Index exceeds the Underlying Index Target at the Defined Target Date, as measured by the Underlying ETF(s) and Underlying ETF Target(s). The Fund uses FLEX Options that reference the Underlying ETF(s) rather than the Underlying Index, as well as a calculated Underlying ETF Target based on the Underlying Index Target, which may cause different investment returns than those the Fund seeks to provide and may cause the Fund to lose substantially all of its value. Investors should only invest if they understand the Fund’s investment return profile. See “Principal Investment Strategies—Defined Target Period Investment Profile” for additional information.

●	The Fund will be indefinitely offered with a new Defined Target Period tied to the same Underlying Index and Underlying ETFs beginning after the end of each Defined Target Period. Accordingly, the Fund will enter into new FLEX Options to reflect the new Underlying Index Target, Underlying ETF Target and Defined Target Date, and a new Defined Target Period will begin. It is expected that the Underlying Index Target and the accompanying Underlying ETF Target will change from one Defined Target Period to the next.

The returns the Fund seeks to provide are only available at the conclusion of the Defined Target Period. If an investor sells Fund Shares prior to the conclusion of the Defined Target Period, the returns such investor experiences will be significantly different than the sought-after payout profile of the Fund’s holdings. If an investor purchases Fund Shares after the commencement of the Defined Target Period, its returns will differ from those of shareholders who have held for the entirety of the period. There is no guarantee that the Fund will successfully achieve its investment objective.

The Fund’s website, https://www.roundhillinvestments.com/etf/DJ, provides, on a daily basis, important Fund information (including Defined Target Period dates and information regarding the level of the Underlying Index relative to the Underlying Index Target, the Underlying ETFs and the Underlying ETFs Target),  as well as information relating to the potential return scenarios as a result of an investment in the Fund. If you are contemplating purchasing Fund Shares, please visit the website. Investors considering purchasing Fund Shares after the Defined Target Period has begun or selling Fund Shares prior to the conclusion of the Defined Target Period should visit the website for information regarding potential investment returns.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the securities described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ii

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	16
Additional Risks of Investing in the Fund	17
Management of the Fund	26
How to Buy and Sell Shares	28
Dividends, Distributions and Taxes	29
Distributor	32
Net Asset Value	33
Fund Service Providers	33
Premium/Discount Information	33
Investments by Other Investment Companies	34
Financial Highlights	34

Roundhill Dow Target 75,000 2030 ETF

Investment Objective

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is unavailable at this time.

1

Principal Investment Strategies

General Strategy Description

The Fund seeks to provide investors with the opportunity for substantial investment returns if the Dow Jones Industrial Average (the “Underlying Index”) exceeds the Underlying Index Target (defined below) on the Defined Target Date (defined below), as measured by the Underlying ETF (defined below) and the Underlying ETF Target (defined below). The Underlying Index Target for the current Defined Target Period (defined below) is 75,000. The return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles and results in unique investment profiles for investors, which are described in detail below. Before making an investment in the Fund, it is important that an investor fully understand the Fund’s investment strategy and risks, which includes a substantial risk of a complete loss of investment.

The investment profile sought by the Fund is based upon the performance of the Underlying Index, as measured by the Underlying ETFs, over the period from August 4, 2026, through the Defined Target Date (the “Defined Target Period”). The Fund expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange® options (“FLEX Options”) that reference an exchange-traded fund (“ETF”) that is designed to replicate the performance, before fees and expenses of such ETF, of the Underlying Index (the “Underlying ETFs”). The FLEX Options and the Fund have the following characteristics:

●	Underlying Index: Dow Jones Industrial Average

●	Underlying ETF: ETFs that replicate the performance, before fees and expenses of such Underlying ETF, of the Underlying Index

●	Underlying Index Target: 75,000

●	Underlying ETF Target: The respective share price of the Underlying ETFs that represents the Underlying Index Target

●	Defined Target Date: January 10, 2030

●	Defined Target Period: August 4, 2026 to the Defined Target Date

The FLEX Options in which the Fund invests (the “Target Options”) are structured such that the Fund’s overall exposure to the Underlying ETFs behaves like a long call option with a strike price at the Underlying ETF Target with an expiration date of the Defined Target Date. For additional information regarding the Target Options and the Fund’s investments, see “Fund Investment Portfolio” below. The Fund seeks to provide investors with the opportunity for investment gains if the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETF and Underlying ETF Target. The Fund’s assets are used to pay the premiums for the Target Options. Such premiums are substantially less than the notional value of the options contracts, which allows for exposure that produces substantial and outsized gains if the Target Options finish in-the-money (and exceed the cost of the premiums paid). However, the Fund expects that investors will lose all or substantially all of its investment if the Underlying Index is below the Underlying Index Target on the Defined Target Date. For a more detailed discussion regarding the Fund’s investment profile, see “Defined Target Period Investment Profile Below,” and for additional information regarding the Fund’s investments, see “Fund Investment Portfolio” below.

2

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Underlying Index is so concentrated. As of the date of this prospectus, the Underlying Index had significant exposure to the financials sector. The Fund is classified as a “non-diversified company” under the 1940 Act.

Defined Target Period Investment Profile

The characteristics of the Target Options offer the potential for significant returns for the Fund if the Underlying Index exceeds the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target) on the Defined Target Date but carry substantial risk of total loss if it does not. Investors who purchase Shares after the Defined Target Period has begun or sell Shares prior to the conclusion of the Defined Target Period may experience investment returns that are very different from those investors who purchased at an earlier time in the Defined Target Period or do not sell prior to the Defined Target Date.

Potential Fund Outcomes

The Fund is very different from other funds that use options or provide investment exposure to a particular index. For the Fund to experience its sought-after gains, the share price of the Underlying ETF must increase in price beyond the Underlying ETF Target in an amount larger than the amount the Fund paid to purchase the Target Options (i.e., the premium). As a result of the Fund’s investment strategy, the Adviser expects the Target Options’ performance (and therefore the Fund’s) to fall into one of the following scenarios:

●	If the level of the Underlying Index does not exceed the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will be lower than the Underlying ETF Target. In such scenario, the Target Options will expire worthless, and the Fund will lose substantially all of its value.

●	If the level of the Underlying Index equals the Underlying Index Target, the Adviser expects the share price of the Underlying ETF to equal the Underlying ETF Target. In such scenario, the Target Options will be exercised, however, the Fund will experience losses to the extent of the premium paid to purchase the Target Options.

●	If the level of the Underlying Index exceeds the Underlying Index Target, the Adviser expects the share price of the Underlying ETF will exceed the Underlying ETF Target. In such scenario, the Target Options will be exercised, and the Fund’s returns will result in one of three outcomes:

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target does not exceed the premium paid by the Fund to acquire the Target Options, the Fund will experience a measure of losses approximately equal to the amount of premiums paid by the Fund offset by any gains of the Underlying ETF beyond the Underlying ETF Target;

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target equals the premium paid by the Fund to acquire the Target Options, the Fund will not experience gains or losses on such investments; or
3

o	If the amount of gains produced by the Target Options by virtue of an increase in the share price of the Underlying ETF beyond the Underlying ETF Target exceeds the premium paid by the Fund to acquire the Target Options, the Fund will experience gains, and has the potential to experience significant gains.

The Fund will utilize substantially all of its assets to purchase the Target Options. Because of the economic leverage inherent in the Target Options (i.e., the cost of the option is less than the notional exposure of the option contract), the Fund is able to purchase multiple options with a notional value that significantly exceeds the asset base of the Fund. Accordingly, if the Target Options finish in-the-money and the share price of the Underlying ETFs exceed the respective Underlying ETF Target, the Fund seeks to provide significant investment gains by utilizing the economic leverage inherent in the options contracts.

The following table contains a hypothetical example of the payout profile of one Target Option to illustrate the returns the Target Options, and thereby the Fund, seek to provide. The table is provided for illustrative purposes only and does not provide for every possible scenario. The table is not intended to predict or project the performance of the Target Options of the Fund. Fund shareholders should not take this information as an assurance of the expected performance of Target Options, the Underlying Index or the Underlying ETFs, or the return of Fund Shares. The Target Options the Fund utilizes during any one Defined Target Period will differ from the hypothetical figures shown below. Additionally, the relationship between the Underlying ETF price and the Underlying Index Level may differ than what is presented below, and may not correlate on one-to-one basis. The premium for a Target Option may differ, and may differ significantly, from what is provided below. The table below provides hypothetical payouts of the Target Options at expiration (i.e., the Defined Target Date) only using assumed figures which may differ significantly than what the Fund holds. The actual overall performance of the Target Options will vary during the Defined Target Period. The following table uses the below assumptions, which may be more or less than the Fund’s actual investments, and may change during the Defined Target Period.

●	Underlying Index Target: 75,000

●	Underlying ETF Target: $750

●	Number of Underlying ETF shares in Target Option Contract: 1

●	Premium paid for Target Option: $38
4

Underlying Index Level	Underlying ETF Price	Target Option Payout	Target Option Profit*
62,500	$625	$0	-$38
65,000	$650	$0	-$38
67,500	$675	$0	-$38
70,000	$700	$0	-$38
72,500	$725	$0	-$38
75,000	$750	$0	-$38
77,500	$775	$25	-$13
80,000	$800	$50	$13
82,500	$825	$75	$37
85,000	$850	$100	$62
87,500	$875	$125	$87
90,000	$900	$150	$112
92,500	$925	$175	$137
95,000	$950	$200	$162

*	The profitability of the Target Options is calculated by taking the Target Option Payout less the premium paid for the Target Option.

Please refer to the Fund’s website, https://www.roundhillinvestments.com/etf/DJ, which provides additional information regarding the Fund’s investment profile. The Fund seeks to provide the opportunity for substantial investment gains in the event the Target Options finish in-the-money (after the consideration of premiums paid) by deploying substantially all of its assets towards the purchase of Target Options. In doing so, the effect demonstrated above will be amplified by the number of Target Options the Fund is able to obtain exposure to. There is no guarantee the Fund will be successful in seeking to provide substantial investment gains through the usage of Target Options. If the Underlying ETF does not exceed the Underlying ETF Target on the Defined Target Date, investors will lose substantially all of their investment.

The investment return profiles described herein are provided before considering certain fees and expenses of the Fund (such as the Fund’s annual unitary management fee, any brokerage commissions and trading fees associated with the purchase and sale of the Fund’s investments, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as well as any fees and expenses of shareholders in purchasing Fund Shares (such as, brokerage commissions, trading fees and taxes). The fees and expenses of the Fund will exacerbate any losses experienced by the Fund and reduce any gains provided by the Fund.

The Target Options use one or more Underlying ETFs as the reference asset rather than the Underlying Index, and the Underlying ETF Target as the strike price. The Underlying ETF Target is calculated to approximate the Underlying Index Level for a given Underlying ETF. It is possible that the Underlying ETF for a given Target Option does not perform in line with the Underlying Index. It is also possible that the Underlying ETF Target does not equate to the Underlying Index Target. In either scenario, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Underlying ETF(s) does not exceed the Underlying ETF Target(s), resulting in the Target Options finishing out-of-the-money and the Fund losing substantially all of its value. Investors should only invest if they understand these risks. See “Principal Risks—Investment Strategy Risk” for additional information.

5

Intra Defined Target Period Investment Profile

The Target Options the Fund purchases may be:

●	out-of-the-money if the Underlying ETF share price is below the Underlying ETF Target at the time of purchase,

●	at-the-money if the Underlying ETF share price is at the Underlying ETF Target at the time of purchase, or

●	in-the-money if the Underlying ETF share price is above the Underlying ETF Target at the time of purchase.

When the Target Options are out-of-the-money, the notional value of the Target Options positions may be several multiples of the Fund’s net assets. The value of the Target Options will be impacted by, among other factors, the option’s sensitivity to price changes in the Underlying ETF, market volatility, time remaining until the Defined Target Date and interest rates. As a result, the Fund may at times, depending on these factors related to options pricing, be substantially more volatile than the Underlying Index. The Fund is generally expected to be most volatile when its Target Options are out-of-the money or at-the-money. Additionally, the premiums associated with purchasing the Target Options may vary, and may increase or decrease depending on the performance of the Underlying ETF and/or the Underlying Index. The Fund will lose substantially all of its assets if the Target Options finish out-of-the-money. When the Target Options are substantially in-the-money, the Fund is expected to have a similar day-to-day return profile to an investment in the Underlying Index. The Target Options held by the Fund typically will not increase or decrease at the same level as the Underlying ETF’s (and therefore the Underlying Index’s) movements on a day-to-day basis in light of the various inputs used in pricing the Target Options (although they generally will move in the same direction), and the Fund may not always increase in value on days in which the Underlying Index increases in value, nor will it always decrease in value on days in which the Underlying Index decreases in value. It is important that investors understand the Fund’s investment strategy before making an investment. Regardless of how the Underlying Index is performing relative to the Underlying Index Target prior to the Defined Target Date (as measured by the Underlying ETF and Underlying ETF Target), you will lose substantially all of your investment if the Underlying Index falls below the Underlying Index Target on the Defined Target Date.

Fund Investment Portfolio

The Fund seeks to achieve its objective by buying call options that reference an Underlying ETF. An option is a derivative contract that gives the purchaser the right, but not the obligation, to buy (for a call option) or sell (for a put option) an underlying asset at a specified price (i.e., the strike price) before or at the expiration date of the option contract. By purchasing a call option, the Fund has the right (but not the obligation), in return for a premium paid, to buy the asset underlying the option at the exercise price. The Target Options will be “cash-settled”, meaning upon exercise, the Fund will receive the cash value of the underlying asset, less the strike price (i.e., the Underlying ETF Target). The Target Options will have a “European style” exercise, meaning the contracts are exercisable only on the expiration date of the option contract (the Defined Target Date). The value of an option contract is influenced by the underlying asset’s price and volatility, interest rates, and time to expiration, among other factors, and it may expire worthless. The notional value of an option contract is the total economic value represented by the option contract, typically the strike price multiplied by the number of underlying shares covered by the contract. Because the Fund deploys substantially all of its assets to pay the premiums for the Target Options, the notional value of the Target Options will significantly exceed the net assets of the Fund. That notwithstanding, the Fund cannot lose more than its initial investment in the Target Options, because if the options expire out-of-the-money, the Fund has no additional payment obligations on such investment.

6

The Target Options will be FLEX Options. FLEX Options are customizable exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The terms of FLEX Options are uniquely customizable, allowing investors to customize key terms like type, strike price and expiration date that are standardized in a traditional exchange-traded options contract. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

The Fund obtains exposure to the Underlying Index by using one or more Underlying ETFs as the reference asset of the Target Options. To provide returns based on the Underlying Index Target, the Adviser calculates the share price of each Underlying ETF that equates to the Underlying Index Target, and then uses that share price as the Underlying ETF Target (i.e., the strike price). While the Adviser expects a close correlation between the Underlying ETF share price and the level of the Underlying Index, it is possible that a given Underlying ETF will not track the Underlying Index perfectly. Additionally, the calculation of the Underlying ETF Target may not perfectly align with the Underlying Index Target. In either instance, it is possible that the Target Options (or a set thereof) finish out-of-the-money despite the Underlying Index exceeding the Underlying Index Target. Additional information regarding these risks is described in the “Principal Risks” section below. Investors should understand these risks before investing in the Fund.

Additional Information About the Underlying Index

The Dow Jones Industrial Average (the “Underlying Index”) is a measure of U.S. stock market performance. It is a price-weighted index of 30 large, publicly traded U.S. companies selected by the S&P Dow Jones Indices Averages Committee, which considers factors such as sector representation, financial viability, and investor interest. It does not follow a set rebalancing schedule; changes to the index are made on an as-needed basis.

Additional Information About the Underlying ETF

The Underlying ETF that the Fund may utilize as the reference asset for the Target Options is the SPDR® Dow Jones® Industrial Average℠ ETF Trust (NYSE Arca: DIA) (“DIA”). This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on the Underlying ETF and there may be significant periods of time when the Fund is invested in Target Options on a single Underlying ETF. Additional information about the Underlying ETF is set forth in the “Additional Information About the Fund’s Principal Investment Strategies” section.

7

Fund Rebalance at the End of the Defined Target Period

The Fund will be indefinitely offered and expects to provide a new Defined Target Period tied to the same Underlying ETFs beginning after the end of each Defined Target Period. At the commencement of a new Defined Target Period, the Fund will invest in a new set of Target Options that have a new Defined Target Date, Underlying Index Target, and Underlying ETF Target. If the Target Options finish in-the-money, upon the conclusion of the Defined Target Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Defined Target Period. It will then invest in a new series of FLEX Options with an expiration date of approximately the new Defined Target Date, and a new Defined Target Period will begin. If the Underlying ETFs’ respective share price finishes below the respective Underlying ETF Target, the Target Options will finish out-of-the-money and expire worthless. In such circumstances, the Fund will lose substantially all of its value. Under such circumstances, the Fund’s communication to shareholders will announce that the Fund will undergo a reverse stock split. The Fund’s communication to shareholders will include specifics regarding the terms and timing of such reverse stock split. A reverse stock split will reduce the number of Fund Shares held by each shareholder by the ratio set forth in the communication such that a shareholder will hold fewer Fund Shares following the split than prior to it. While the per-Fund Share price of Fund Shares will increase proportionally, the total value of a shareholder’s investment will remain unchanged immediately following the reverse stock split. In the event the Target Options expire worthless, the Fund expects that it will have approximately 1% to 10% of its net assets remaining, which will be invested in cash or cash-equivalents, and will use such assets to obtain investment exposure for the next Defined Target Period. Finally, the Fund will file a sticker communicating a change in the Fund’s name to reflect the new Defined Target Period.

Generally, the Fund will enter into the FLEX Options for a Defined Target Period on the business day immediately prior to the first day of the Defined Target Period, and the FLEX Options of an Defined Target Period will expire on the last business day of the Defined Target Period, at which time the Fund will invest in a new set of FLEX Options for the next Defined Target Period.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by th Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund’s investment strategy and the associated risks before investing in the Fund.

8

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

9

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on the Underlying ETF that utilizes the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETF, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FINANCIALS COMPANIES RISK. Companies in the financials sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Increased risk taking by financial companies may also result in greater overall risk in the U.S. and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades, adverse public perception and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law.

10

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

11

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

12

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

13

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on the Underlying ETF that utilizes the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

14

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads in Fund Shares.

15

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

16

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/DJ and will provide some indication of the risks of investing in the Fund.

17

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since August 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/DJ.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, or the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.
You should only consider this investment if:		You should not consider this investment if:
●	you fully understand the risks inherent in an investment in the Fund;	●	you do not fully understand the risks inherent in an investment in the Fund;
●	you fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;	●	you do not fully understand that you will lose substantially all of your investment if the Underlying ETF falls below the Underlying ETF Target on the Defined Target Date;
●	you desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;	●	you do not desire to invest in a product with a return that depends upon the performance of the Underlying ETF over the Defined Target Period;
●	you are willing to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the returns that the Fund seeks to provide;	●	you are unwilling to hold Fund Shares through the conclusion of the Defined Target Period in order to achieve the outcomes that the Fund seeks to provide;
●	you fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;	●	you do not fully understand that investments made after the Defined Target Period has begun may not achieve the returns that the Fund seeks to provide;
●	you understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.	●	you do not understand that the Underlying ETF Target may not correlate to the Underlying Index Target, and it is possible that the Fund loses some or all of its assets even if the Underlying Index exceeds the Underlying Index Target.
●	you are willing to accept the risk of losing substantially all of your investment; and	●	you are unwilling to accept the risk of losing substantially all of your entire investment; and
●	you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.	●	you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

19

Additional Information Regarding the Underlying ETF

The Fund’s selection universe of Underlying ETFs which may serve as the reference asset for the Target Options currently includes, but is not limited to, DIA. This selection universe may change over time. At any point in time, the Fund’s portfolio will be composed of Target Options on a single Underlying ETF. Below is additional information regarding the Underlying ETF.

DIA: DIA seeks provide investment results that, before expenses, correspond generally to the price and yield performance of the Underlying Index, which is composed of companies that have sustained earnings performance over a significant period of time. DIA seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock substantially corresponding to the weight of such stock in the Underlying Index. You can find the DIA prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its CIK: 0001041130.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

20

Principal Risks

INVESTMENT STRATEGY RISK. The Fund’s investment strategy is different from more typical investment products, and the Fund may be unsuitable for some investors. The Fund’s investment strategy offers investors the potential for a unique return profile that provides significant investment gains if the Target Options finish in-the-money (after consideration of premiums paid for the Target Options) at the conclusion of the Defined Target Period. However, investors may lose all or substantially all of their investment if the Target Options finish out-of-the-money at the end of the Defined Target Period. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares. At the end of the Defined Target Period the Fund can produce one of five results, three of which result in the Fund losing money before considering fees and expenses (and one of those includes the risk that the Fund may lose all of its money). Additionally, the value of Fund Shares may be subject to significant volatility when the level of the Underlying Index is at or around the Underlying Index Target (as measured by th Underlying ETF and Underlying ETF Target), particularly as the Defined Target Date approaches. The sought-after investment results are only provided at the conclusion of the Defined Target Date. Returns of an investor may be substantially different if they purchase Fund Shares after the beginning of the Defined Target Period or sell Fund Shares prior to the Defined Target Date. Investors should carefully consider whether they fully understand the Fund’s investment strategy and the associated risks before investing in the Fund.

Underlying ETF Correlation and Calculation Risk. The value of Fund Shares is ultimately dependent upon whether the Underlying ETF’s share price exceeds the Underlying ETF Target (i.e., the strike price of the Target Options) upon the conclusion of the Defined Target Period. The Adviser calculates the Underlying ETF Target as the share price value that corresponds to the Underlying Index Target. However, if the calculation of the Underlying ETF Target is incorrect, or the share price of an Underlying ETF does not track the Underlying Index as anticipated, it is possible that the Underlying Index exceeds the Underlying Index Target, but the Target Options finish out-of-the-money and the Fund loses substantially all of its assets. Additionally, the Fund may use multiple Underlying ETFs as the reference asset for the Target Options which may exacerbate this risk. The Underlying ETFs’ returns may also deviate from that of the Underlying Index due to the fees and expenses of such Underlying ETF, cash drag, differences between the portfolio of the Underlying ETF and the components of the Underlying Index, among other factors. Any lack of correlation between the Underlying ETF and Underlying Index may dramatically negatively impact the returns of the Fund.

CATASTROPHIC LOSS RISK. In the event that the Underlying Index finishes below the Underlying Index Target (as measured by the Underlying ETF and Underlying ETF Target), the Fund will suffer a catastrophic loss in value. Investors that are unwilling to incur such losses are urged not to purchase Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

OPTIONS RISK. The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

21

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ASSET CONCENTRATION RISK. Since the Fund’s portfolio will be composed of Target Options on a very small number of ETFs (including a single ETF), the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the ETFs and may subject the Fund to greater market risk than more diversified funds.

UNDERLYING INDEX RISKS. The Fund will have significant exposure to the Underlying Index through its investments in Target Options on the Underlying ETF that utilizes the Underlying Index as the reference asset. Accordingly, the Fund will be subject to the risks of the Underlying ETF, set forth below.

22

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FINANCIALS COMPANIES RISK. Companies in the financials sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Increased risk taking by financial companies may also result in greater overall risk in the U.S. and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades, adverse public perception and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The Underlying ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

23

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

24

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

25

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ETF RISK. The Fund will invest in FLEX Options that reference ETFs, and accordingly is subject to the risks associated with ETFs. The value of an ETF will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. Brokerage, tax, management fees and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Underlying Index, the Fund seeks to achieve and maintain the exposure to the price of the Underlying Index by using the leverage inherent in Target Options on the Underlying ETF that utilizes the Underlying Index as the reference asset. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in underlying securities may result in immediate and substantial losses to the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

26

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REGULATED INVESTMENT COMPANY TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

27

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund expects to effectuate orders for the issuance of Creation Units in cash, rather than in-kind securities. The use of cash creations may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted. Finally, the usage of cash rather than in-kind for the issuance of Creation Units could increase Fund fees and expenses, including increasing any trading costs for the Fund, which could negatively impact the returns of the Fund. While the Fund intends to use in-kind Creation Units for redemptions, it may also use cash redemptions. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, if the Fund were to use cash Creation Units for redemptions, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

28

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TAX RISK ASSOCIATED WITH INVESTMENT IN OPTIONS. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

29

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, CFA (Roundhill), William Hershey, CFA (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC) serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.
30

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

31

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.99% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including sub-advisory fees, the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

32

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

33

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you unless the distribution exceeds a shareholder’s basis in the Fund Shares; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

34

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

35

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

36

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of the Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

37

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/DJ.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

38

Roundhill Dow Target 75,000 2030 ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/DJ or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

Statement of Additional Information

Roundhill S&P 500® Target 10,000 2030 ETF

(XX — Cboe)

August 4, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated August 4, 2026, as it may be revised from time to time (the “Prospectus”), for the Roundhill S&P 500® Target 10,000 2030 ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/XX.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	11
Control Persons and Principal Holders of Securities	17
Investment Adviser and Other Service Providers	17
Brokerage Allocations	23
Additional Information	25
Proxy Voting Policies and Procedures	26
Creation and Redemption of Creation Units	27
Federal Tax Matters	31
Determination of Net Asset Value	36
Dividends and Distributions	36
Miscellaneous Information	37
Performance Information	37

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 74 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on the Cboe BZX, Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). Exchange-traded funds (“ETFs”), such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

1

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
2

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

3

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund is an actively-managed ETF that expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETFs (the “Target Options”). The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. Fund shareholders are entitled to 60 days’ prior written notice to any change in this non-fundamental investment policy. For purposes of compliance with the Fund’s policy pursuant to Rule 35d-1, derivative contracts (i.e., the Target Options), will be valued at their notional value. The Fund will generally invest in Target Options that are listed for trading on regulated U.S. exchanges. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

Types of Investments

Options Contracts. The Fund will buy options on the Underlying ETFs that track the Underlying Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the Underlying ETF) at the exercise price. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the Underlying ETF) at the exercise price. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the Underlying ETF) upon which the option is based being greater than the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the Underlying ETF) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

4

If a fund that writes an option wishes to terminate a fund’s obligation, a fund may effect a “closing purchase transaction.” A fund accomplishes this by buying an option of the same series as the option previously written by a fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A fund accomplishes this by selling an option of the same series as the option previously purchased by a fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a fund if the premium, plus commission costs, paid by a fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a fund on the sale of the call or the put option. A fund also will realize a gain if a call or put option which a fund has written lapses unexercised, because a fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a fund. If an options market were to become unavailable, a fund would be unable to realize its profits or limit its losses until a fund could exercise options it holds, and a fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a fund may buy or sell. While a fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange Options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

5

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

6

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

7

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objectives.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
8

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Option Contracts Risk

The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

9

Additionally, the Fund is subjected to additional risks associated with its use of FLEX Options specifically. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Regulated Investment Company Tax Risk

The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

10

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tax Risk Associated With Investment in Options

The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

11

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser and sub-adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as co-founder and co-owner of Roundhill. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	74	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	74	None
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	74	Advisors Preferred Trust; Alpha Alternative Fund
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	74	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A

12

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Managing Director of Operations (2026 – present), Director of Operations (2024 – 2026), and Vice President of Operations (2021 – 2023) of Roundhill Financial Inc.	N/A	N/A
Aaron Norris c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1980	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since 2026	Chief Compliance Officer of Roundhill Financial, Inc. (2026 – present); Managing Director, Head of Core Compliance at Nomura Asset Management International (April – December 2025); Vice President, Sub-Adviser Oversight (2021 – 2025) at Fidelity Investments	N/A	N/A
Justin Katz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Vice President	● Indefinite term ● Since 2024	Vice President of Operations at Roundhill Financial Inc. (2024 – present); Vice President (2022 – 2024) and Senior Associate (2019 – 2022) at BNY Mellon.	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and of the other series of the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”) and is anticipated to serve as a trustee for future Roundhill Funds. None of the Independent Trustees, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees of the Trust.

The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

13

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for nominating non-interested persons to the Board of Trustees. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes and assignment of committee members, oversees arrangements for orientation of new Board members and continuing education of Independent Trustees, and periodically reviews and makes recommendations about any appropriate changes to Trustee compensation. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee.

14

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Aaron Norris serves as CCO and Anti-Money Laundering Officer of the Trust.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees have an opportunity to meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

15

Felix Rivera is the Chair of the Audit Committee and of the Nominating and Governance Committee and has served as a Trustee since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Trust. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $250,000. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings. These fees will be allocated equally among each Fund in the Roundhill Fund Complex.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Roundhill Fund Complex
John Pesce	$3,378	$250,000
Felix Rivera	$3,378	$250,000
Jeffrey Youngman	$3,378	$250,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	Over $100,000
Independent Trustees
John Pesce	None	None
Felix Rivera	None	Over $100,000
Jeffrey Youngman	None	None

16

As of December 31, 2025, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware corporation that is controlled by its founders, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory and sub-advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill S&P 500® Target 10,000 2030 ETF	0.99%

17

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to Roundhill, or by Roundhill on 120 days’ written notice to the Trust.

Investment Sub-Adviser. Roundhill has retained Exchange Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
18

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2025.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	6 ($5.378 billion)	0 ($0)	0 ($0)
William Hershey	6 ($5.378 billion)	0 ($0)	0 ($0)
David Mazza	6 ($5.378 billion)	0 ($0)	0 ($0)
Andrew Serowik	96 ($19.491 billion)	0 ($0)	0 ($0)
Todd Alberico	96 ($19.491 billion)	0 ($0)	0 ($0)
Gabriel Tan	96 ($19.491 billion)	0 ($0)	0 ($0)
Brian Cooper	96 ($19.491 billion)	0 ($0)	0 ($0)

19

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

20

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by a vote of a majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

21

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

22

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

23

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

24

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

25

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/XX. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

26

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/XX, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

27

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

28

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Payment of fees and expenses payable upon transfer of beneficial ownership of the deposit securities will be the sole responsibility of the Authorized Participant that purchased the Creation Unit, and the Authorized Participant will be required to ensure that any deposit securities properly denote change in beneficial ownership. If the NAV of the Fund per Creation Unit is less than the value of the deposit made by the Authorized Participant, the Fund may determine it is appropriate to return all or a portion of this excess amount to the Authorized Participant.

29

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations.  The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions.  An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

30

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

31

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

32

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

33

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

34

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

35

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

36

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/XX. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

37

Statement of Additional Information

Roundhill Innovation-100 Target 50,000 2030 ETF

(QQ — ____)

August 4, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated August 4, 2026, as it may be revised from time to time (the “Prospectus”), for the Roundhill Innovation-100 Target 50,000 2030 ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/QQ.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	11
Control Persons and Principal Holders of Securities	17
Investment Adviser and Other Service Providers	17
Brokerage Allocations	23
Additional Information	25
Proxy Voting Policies and Procedures	26
Creation and Redemption of Creation Units	27
Federal Tax Matters	31
Determination of Net Asset Value	36
Dividends and Distributions	36
Miscellaneous Information	37
Performance Information	37

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 74 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on the ________ (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). Exchange-traded funds (“ETFs”), such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

1

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
2

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

3

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund is an actively-managed ETF that expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETFs (the “Target Options”). The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. Fund shareholders are entitled to 60 days’ prior written notice to any change in this non-fundamental investment policy. For purposes of compliance with the Fund’s policy pursuant to Rule 35d-1, derivative contracts (i.e., the Target Options), will be valued at their notional value. The Fund will generally invest in Target Options that are listed for trading on regulated U.S. exchanges. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

Types of Investments

Options Contracts. The Fund will buy options on the Underlying ETFs that track the Underlying Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the Underlying ETF) at the exercise price. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the Underlying ETF) at the exercise price. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the Underlying ETF) upon which the option is based being greater than the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the Underlying ETF) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

4

If a fund that writes an option wishes to terminate a fund’s obligation, a fund may effect a “closing purchase transaction.” A fund accomplishes this by buying an option of the same series as the option previously written by a fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A fund accomplishes this by selling an option of the same series as the option previously purchased by a fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a fund if the premium, plus commission costs, paid by a fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a fund on the sale of the call or the put option. A fund also will realize a gain if a call or put option which a fund has written lapses unexercised, because a fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a fund. If an options market were to become unavailable, a fund would be unable to realize its profits or limit its losses until a fund could exercise options it holds, and a fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a fund may buy or sell. While a fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange Options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

5

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

6

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

7

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objectives.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
8

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Option Contracts Risk

The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

9

Additionally, the Fund is subjected to additional risks associated with its use of FLEX Options specifically. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Regulated Investment Company Tax Risk

The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

10

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tax Risk Associated With Investment in Options

The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

11

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser and sub-adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as co-founder and co-owner of Roundhill. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	74	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	74	None
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	74	Advisors Preferred Trust; Alpha Alternative Fund
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	74	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A

12

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Managing Director of Operations (2026 – present), Director of Operations (2024 – 2026), and Vice President of Operations (2021 – 2023) of Roundhill Financial Inc.	N/A	N/A
Aaron Norris c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1980	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since 2026	Chief Compliance Officer of Roundhill Financial, Inc. (2026 – present); Managing Director, Head of Core Compliance at Nomura Asset Management International (April – December 2025); Vice President, Sub-Adviser Oversight (2021 – 2025) at Fidelity Investments	N/A	N/A
Justin Katz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Vice President	● Indefinite term ● Since 2024	Vice President of Operations at Roundhill Financial Inc. (2024 – present); Vice President (2022 – 2024) and Senior Associate (2019 – 2022) at BNY Mellon.	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and of the other series of the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”) and is anticipated to serve as a trustee for future Roundhill Funds. None of the Independent Trustees, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees of the Trust.

The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

13

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for nominating non-interested persons to the Board of Trustees. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes and assignment of committee members, oversees arrangements for orientation of new Board members and continuing education of Independent Trustees, and periodically reviews and makes recommendations about any appropriate changes to Trustee compensation. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee.

14

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Aaron Norris serves as CCO and Anti-Money Laundering Officer of the Trust.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees have an opportunity to meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

15

Felix Rivera is the Chair of the Audit Committee and of the Nominating and Governance Committee and has served as a Trustee since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Trust. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $250,000. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings. These fees will be allocated equally among each Fund in the Roundhill Fund Complex.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Roundhill Fund Complex
John Pesce	$3,378	$250,000
Felix Rivera	$3,378	$250,000
Jeffrey Youngman	$3,378	$250,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	Over $100,000
Independent Trustees
John Pesce	None	None
Felix Rivera	None	Over $100,000
Jeffrey Youngman	None	None

16

As of December 31, 2025, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware corporation that is controlled by its founders, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory and sub-advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Innovation-100 Target 50,000 2030 ETF	0.99%

17

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to Roundhill, or by Roundhill on 120 days’ written notice to the Trust.

Investment Sub-Adviser. Roundhill has retained Exchange Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
18

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2025.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	6 ($5.378 billion)	0 ($0)	0 ($0)
William Hershey	6 ($5.378 billion)	0 ($0)	0 ($0)
David Mazza	6 ($5.378 billion)	0 ($0)	0 ($0)
Andrew Serowik	96 ($19.491 billion)	0 ($0)	0 ($0)
Todd Alberico	96 ($19.491 billion)	0 ($0)	0 ($0)
Gabriel Tan	96 ($19.491 billion)	0 ($0)	0 ($0)
Brian Cooper	96 ($19.491 billion)	0 ($0)	0 ($0)

19

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

20

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by a vote of a majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

21

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

22

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

23

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

24

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

25

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/QQ. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

26

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/QQ, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

27

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

28

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Payment of fees and expenses payable upon transfer of beneficial ownership of the deposit securities will be the sole responsibility of the Authorized Participant that purchased the Creation Unit, and the Authorized Participant will be required to ensure that any deposit securities properly denote change in beneficial ownership. If the NAV of the Fund per Creation Unit is less than the value of the deposit made by the Authorized Participant, the Fund may determine it is appropriate to return all or a portion of this excess amount to the Authorized Participant.

29

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations.  The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions.  An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

30

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

31

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

32

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

33

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

34

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

35

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

36

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/QQ. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

37

Statement of Additional Information

Roundhill Dow Target 75,000 2030 ETF

(DJ — ____)

August 4, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated August 4, 2026, as it may be revised from time to time (the “Prospectus”), for the Roundhill Dow Target 75,000 2030 ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/DJ.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	11
Control Persons and Principal Holders of Securities	17
Investment Adviser and Other Service Providers	17
Brokerage Allocations	23
Additional Information	25
Proxy Voting Policies and Procedures	26
Creation and Redemption of Creation Units	27
Federal Tax Matters	31
Determination of Net Asset Value	36
Dividends and Distributions	36
Miscellaneous Information	37
Performance Information	37

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 74 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on the ________ (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). Exchange-traded funds (“ETFs”), such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

1

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
2

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

3

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund is an actively-managed ETF that expects to achieve its investment objective by investing substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETFs (the “Target Options”). The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the Underlying Index. Fund shareholders are entitled to 60 days’ prior written notice to any change in this non-fundamental investment policy. For purposes of compliance with the Fund’s policy pursuant to Rule 35d-1, derivative contracts (i.e., the Target Options), will be valued at their notional value. The Fund will generally invest in Target Options that are listed for trading on regulated U.S. exchanges. When the Target Options have a maturity greater than one year, the Target Options will be considered Long-Term Anticipation Securities (“LEAPS”).

Types of Investments

Options Contracts. The Fund will buy options on the Underlying ETFs that track the Underlying Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the Underlying ETF) at the exercise price. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the Underlying ETF) at the exercise price. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the Underlying ETF) upon which the option is based being greater than the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the Underlying ETF) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

4

If a fund that writes an option wishes to terminate a fund’s obligation, a fund may effect a “closing purchase transaction.” A fund accomplishes this by buying an option of the same series as the option previously written by a fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A fund accomplishes this by selling an option of the same series as the option previously purchased by a fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a fund if the premium, plus commission costs, paid by a fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a fund on the sale of the call or the put option. A fund also will realize a gain if a call or put option which a fund has written lapses unexercised, because a fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a fund. If an options market were to become unavailable, a fund would be unable to realize its profits or limit its losses until a fund could exercise options it holds, and a fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a fund may buy or sell. While a fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange Options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

5

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

6

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

7

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objectives.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
8

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Option Contracts Risk

The use of options, including Target Options, involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

9

Additionally, the Fund is subjected to additional risks associated with its use of FLEX Options specifically. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Regulated Investment Company Tax Risk

The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

10

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tax Risk Associated With Investment in Options

The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the trust to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

11

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser and sub-adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as co-founder and co-owner of Roundhill. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	74	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	74	None
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	74	Advisors Preferred Trust; Alpha Alternative Fund
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	74	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A

12

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Managing Director of Operations (2026 – present), Director of Operations (2024 – 2026), and Vice President of Operations (2021 – 2023) of Roundhill Financial Inc.	N/A	N/A
Aaron Norris c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1980	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since 2026	Chief Compliance Officer of Roundhill Financial, Inc. (2026 – present); Managing Director, Head of Core Compliance at Nomura Asset Management International (April – December 2025); Vice President, Sub-Adviser Oversight (2021 – 2025) at Fidelity Investments	N/A	N/A
Justin Katz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Vice President	● Indefinite term ● Since 2024	Vice President of Operations at Roundhill Financial Inc. (2024 – present); Vice President (2022 – 2024) and Senior Associate (2019 – 2022) at BNY Mellon.	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and of the other series of the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”) and is anticipated to serve as a trustee for future Roundhill Funds. None of the Independent Trustees, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees of the Trust.

The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

13

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for nominating non-interested persons to the Board of Trustees. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes and assignment of committee members, oversees arrangements for orientation of new Board members and continuing education of Independent Trustees, and periodically reviews and makes recommendations about any appropriate changes to Trustee compensation. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee.

14

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Aaron Norris serves as CCO and Anti-Money Laundering Officer of the Trust.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees have an opportunity to meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

15

Felix Rivera is the Chair of the Audit Committee and of the Nominating and Governance Committee and has served as a Trustee since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Trust. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $250,000. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings. These fees will be allocated equally among each Fund in the Roundhill Fund Complex.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Roundhill Fund Complex
John Pesce	$3,378	$250,000
Felix Rivera	$3,378	$250,000
Jeffrey Youngman	$3,378	$250,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	Over $100,000
Independent Trustees
John Pesce	None	None
Felix Rivera	None	Over $100,000
Jeffrey Youngman	None	None

16

As of December 31, 2025, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware corporation that is controlled by its founders, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory and sub-advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Dow Target 75,000 2030 ETF	0.99%

17

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to Roundhill, or by Roundhill on 120 days’ written notice to the Trust.

Investment Sub-Adviser. Roundhill has retained Exchange Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Master of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Master of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
18

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2025.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	6 ($5.378 billion)	0 ($0)	0 ($0)
William Hershey	6 ($5.378 billion)	0 ($0)	0 ($0)
David Mazza	6 ($5.378 billion)	0 ($0)	0 ($0)
Andrew Serowik	96 ($19.491 billion)	0 ($0)	0 ($0)
Todd Alberico	96 ($19.491 billion)	0 ($0)	0 ($0)
Gabriel Tan	96 ($19.491 billion)	0 ($0)	0 ($0)
Brian Cooper	96 ($19.491 billion)	0 ($0)	0 ($0)

19

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

20

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by a vote of a majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

21

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

22

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

23

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

24

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

25

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/DJ. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

26

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/DJ, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

27

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

28

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Payment of fees and expenses payable upon transfer of beneficial ownership of the deposit securities will be the sole responsibility of the Authorized Participant that purchased the Creation Unit, and the Authorized Participant will be required to ensure that any deposit securities properly denote change in beneficial ownership. If the NAV of the Fund per Creation Unit is less than the value of the deposit made by the Authorized Participant, the Fund may determine it is appropriate to return all or a portion of this excess amount to the Authorized Participant.

29

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations.  The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions.  An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

30

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

31

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

32

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

33

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

34

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

35

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

36

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/DJ. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

37

Roundhill ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	Agreement and Declaration of Trust of the Registrant (1)

(b)	By-Laws of the Registrant (1)

(c)	Not applicable

(d)	(1) Investment Advisory Agreement between the Registrant and Roundhill Financial Inc. (1)

(2) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Roundhill Financial Inc. (6)

(3) Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc. (3)

(4) Amended Exhibit A to the Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc (5)

(5) Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (1)

(6) Amended Schedule A to the Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (6)

(e)	(1) ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2) Amended Exhibit A to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (6)

(f)	Not Applicable.

(g)	(1) Custody Agreement between the Registrant and U.S. Bank National Association (1)

(2) Amended Exhibit A to the Custody Agreement between the Registrant and U.S. Bank National Association (6)

(h)	(1) Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(2) Amended Exhibit 1 to the Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (6)

(3) Form of Authorized Participant Agreement (1)

(i)	Opinion of Legal Counsel (6)

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	(1) Distribution and Service Plan (4)

(2) Amended Exhibit A to the Distribution and Service Plan (6)

(n)	Not Applicable.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Registrant (5)

(2) Code of Ethics of Roundhill Financial Inc. (5)

(3) Code of Ethics of Exchange Traded Concepts, LLC (1)

(q)	Powers of Attorney (2)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on October 20, 2023.
(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on January 10, 2024.
(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 27, 2024.
(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 18, 2026.
(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on April 30, 2026
(6)	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Pursuant to Article VII, Section 2(a) of the Trust’s Agreement and Declaration of Trust (the “Declaration”), the Trust shall indemnify, out of Trust Property (as such term is defined in the “Declaration”), to the fullest extent permitted under applicable law, any Person (as such term is defined in the “Declaration”) who was or is a party or is threatened to be made a party to any Proceeding (as such term is defined in the “Declaration”) by reason of the fact that such Person is or was an Agent (as such term is defined in the “Declaration”) of the Trust, against Expenses (as such term is defined in the “Declaration”), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the 1933 Act, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of the Declaration in a manner consistent with Release 11330 of the SEC under the 1940 Act, so long as the interpretation of Sections 17(h) and 17(i) thereunder remains in effect.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Roundhill Financial Inc. (“Roundhill”), the investment adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Roundhill is incorporated by reference to the Form ADV filed by Roundhill with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-114971).

Certain information pertaining to the business and other connections of Exchange Traded Concepts, LLC (“ETC”), the investment sub-adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of ETC is incorporated by reference to the Form ADV filed by ETC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-70485).

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund

14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	Davis Fundamental ETF Trust
52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
55.	Defiance Quantum ETF, Series of ETF Series Solutions
56.	Defiance Retail Kings ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust

67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	MoA Funds Corporation
105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Morgan Stanley ETF Trust
107.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morningstar Funds Trust
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	NXG NextGen Infrastructure Income Fund
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Precidian ETFs Trust
130.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	REX ETF Trust
137.	Reynolds Funds, Inc.
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Russell Investments Exchange Traded Funds
149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds
154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust
162.	The 2023 ETF Series Trust
163.	The Community Development Fund
164.	The Cook & Bynum Fund, Series of World Funds Trust
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal Trust I
170.	Tidal Trust II
171.	Tidal Trust III

172.	Tidal Trust IV
173.	TIFF Investment Program
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179.	Total Fund Solution
180.	Touchstone ETF Trust
181.	Trailmark Series Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section, are maintained by: Roundhill Financial Inc. 154 West 14th Street, 2nd Floor, New York, New York 10011; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202; U.S. Bank, N.A, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53202; Foreside Fund Services LLC, 190 Middle Street, Suite 301, Portland, Maine 04101; and Exchange Traded Concepts, LLC, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on August 4, 2026.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ William Hershey	President	August 4, 2026
William Hershey	(Principal Executive Officer)

/s/ Timothy Maloney	Treasurer and Chief Financial Officer	August 4, 2026
Timothy Maloney	(Principal Financial Officer and Principal Accounting Officer)

John Pesce*	Trustee	August 4, 2026
John Pesce

Felix Rivera*	Trustee	August 4, 2026
Felix Rivera

Jeffrey Youngman*	Trustee	August 4, 2026
Jeffrey Youngman

*	Original powers of attorney authorizing William Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is executed, were previously executed and were filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(d)(2)	Amended Schedule A to the Investment Advisory Agreement between the Registrant and Roundhill Financial Inc.
(d)(6)	Amended Schedule A to the Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC
(e)(2)	Amended Exhibit A to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC
(g)(2)	Amended Exhibit A to the Custody Agreement between the Registrant and U.S. Bank National Association
(h)(2)	Amended Exhibit 1 to the Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC
(i)	Opinion of Legal Counsel
(m)(2)	Amended Exhibit A to the Distribution and Service Plan